CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed assets, accumulated depreciation (in Dollars)	$ 594,051	$ 183,988	$ 19,590
Notes payable, discounts (in Dollars)		$ 150,000	$ 756,795
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	225,209,745	213,333,170	155,381,183
Common stock, shares outstanding	225,209,745	213,333,170	155,381,183
Notes payable, discount (in Dollars)		$ 150,000	$ 756,795
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0	4,800
Preferred stock, shares outstanding	0	0	4,800
Series C Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	940,644	940,644	0
Preferred stock, shares outstanding	940,644	940,644	0
Series D Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	3,100,000	3,100,000	0
Preferred stock, shares outstanding	3,100,000	3,100,000	0
Series X Preferred Stock [Member]
Preferred stock, shares authorized	400,000	27,324
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	24,227	24,227	26,227
Preferred stock, shares outstanding	24,227	24,227	26,227
Notes Payable, Other Payables [Member]
Notes payable, discounts (in Dollars)	$ 1,620,263	$ 411,568
Notes payable, discount (in Dollars)	$ 1,620,263	411,568
Convertible Debt [Member]
Notes payable, discounts (in Dollars)		0	$ 317,405
Notes payable, discount (in Dollars)		$ 0	$ 317,405